Financial and Capital Risk Management and Fair Value Measurement - Summary of Fair Value Hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value	£ 4,123	£ 1,525
Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value	£ 8,336	£ 50,775
Quoted prices in active markets (Level 1) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Quoted prices in active markets (Level 1) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Significant observable inputs (Level 2) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Significant observable inputs (Level 2) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	341	845
Significant unobservable inputs (Level 3) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	4,123	1,525
Significant unobservable inputs (Level 3) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 7,995	£ 49,930